Earnings per Share	3 Months Ended
Mar. 31, 2012
Earnings per Share [Abstract]
Earnings per Share

Note 3. Earnings per Share

Basic and diluted earnings per share are calculated using income from continuing operations attributable to Starwood’s common stockholders (i.e. excluding amounts attributable to noncontrolling interests).

The following is a reconciliation of basic earnings per share to diluted earnings per share for income from continuing operations (in millions, except per share data):

	Three Months Ended March 31,
	2012	2011
Income from continuing operations	$129	$29

Weighted average common shares for basic earnings per share	192	187
Effect of dilutive stock options and restricted stock awards	5	7

Weighted average common shares for diluted earnings per share	197	194

Basic earnings per share	$0.67	$0.16

Diluted earnings per share	$0.65	$0.15

Approximately 1,159,000 shares and 728,000 shares were excluded from the computation of diluted shares for the three months ended March 31, 2012 and 2011, respectively, as their impact would have been anti-dilutive.